Financial Instruments - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	$ 74,004	$ 51,590
Current derivative financial assets	640	1,092
Current derivative financial liabilities	(51)	(1,906)
Financial assets	294,875	324,054
Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	0	0
Current derivative financial liabilities	0	0
Financial assets	74,004	51,590
Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	640	1,092
Current derivative financial liabilities	(51)	(1,906)
Financial assets	41,392	51,138
Short-term investments [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	74,004	51,590
Short-term investments [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	0	0
Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	40,803	51,952
Trade receivables from provisional concentrate sales [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Trade receivables from provisional concentrate sales [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 40,803	$ 51,952